IMPAIRMENT OF GOODWILL AND OTHER ASSETS Impairment Losses (Reversals) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	$ (59)	$ 5	$ (61)	$ 1,130
Joint ventures [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	(30)	0	(30)	0
Acacia Mining PLC [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	(24)	0	(24)	0
Barrick Nevada [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	(11)	0	(14)	0
Cerro Casale [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	0	0	0	1,120
Pascua-Lama [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	6	9	7	15
Other impaired assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	$ 0	$ (4)	$ 0	$ (5)